CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Revenue	$ 108	$ 64	$ 498	$ 658
Cost of revenue	26	18	72	158
Gross profit	82	46	426	500
Operating expenses:
General and administrative	753	644	2,828	1,819
Engineering	549	542	2,087	1,714
Sales and marketing	110	80	293	271
Research and development	21	50	85	284
Intangible asset impairment			571	0
Total operating expenses	1,433	1,316	5,864	4,088
Operating loss	(1,351)	(1,270)	(5,438)	(3,588)
Other income (expense)	(7)	7	(27)	40
Loss before income tax benefit	(1,358)	(1,263)	(5,465)	(3,548)
Income tax benefit	(13)	(15)	(301)	(79)
Loss from continuing operations			(5,164)	(3,469)
Gain on sale of discontinued operations, net of taxes			0	267
(Loss) income from discontinued operations, net of taxes			0	(112)
Net income from discontinued operations, net of taxes			0	155
Net loss	(1,345)	(1,248)	$ (5,164)	$ (3,314)
Other comprehensive income	419	0
Comprehensive loss	$ (926)	$ (1,248)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.13)	$ (0.61)	$ (1.52)	$ (1.69)
Weighted-average shares used in per share computation:
Basic and diluted (in shares)	10,485,000	2,032,000	3,387	1,965,000
Basic and diluted (in dollars per share)			$ (1.52)	$ (1.77)
Basic and diluted (in dollars per share)			0	0.08
Basic and diluted (in dollars per share)	$ (0.13)	$ (0.61)	$ (1.52)	$ (1.69)
Basic and diluted (in shares)	10,485,000	2,032,000	3,387	1,965,000